Schedule of investments
Delaware Special Situations Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.14%♦
Basic Industry — 8.02%
Arconic †	71,500	$2,546,830
Ashland Global Holdings	23,100	2,021,250
Avient	43,900	2,158,124
Berry Global Group †	97,100	6,332,862
HB Fuller	47,400	3,015,114
Huntsman	100,000	2,652,000
Louisiana-Pacific	123,800	7,463,902
Summit Materials Class A †	66,000	2,300,100
		28,490,182
Business Services — 2.10%
Deluxe	26,000	1,242,020
PAE †	113,800	1,012,820
WESCO International †	50,500	5,192,410
		7,447,250
Capital Spending — 10.47%
Altra Industrial Motion	87,300	5,676,246
Atkore †	69,200	4,913,200
H&E Equipment Services	46,200	1,537,074
ITT	70,900	6,493,731
KBR	65,820	2,511,033
MasTec †	92,500	9,814,250
Primoris Services	77,200	2,271,996
Rexnord	80,000	4,003,200
		37,220,730
Consumer Cyclical — 4.57%
Adient †	81,100	3,665,720
Barnes Group	49,800	2,552,250
KB Home	71,500	2,911,480
Knoll	66,497	1,728,257
Leggett & Platt	45,300	2,346,993
Meritage Homes †	32,400	3,048,192
		16,252,892
Consumer Services — 9.73%
Aaron's	9,174	293,476
Acushnet Holdings	45,100	2,227,940
American Eagle Outfitters	76,400	2,867,292
Cable One	1,100	2,104,091
Choice Hotels International	30,200	3,589,572
Cracker Barrel Old Country Store	20,700	3,073,122
Denny's †	65,900	1,086,691
Group 1 Automotive	17,700	2,733,411
PROG Holdings †	54,200	2,608,646
Steven Madden	53,400	2,336,784
	Number of shares	Value (US $)
Common Stock♦ (continued)
Consumer Services (continued)
TEGNA	161,100	$3,022,236
Texas Roadhouse	20,950	2,015,390
UniFirst	17,000	3,988,880
Wolverine World Wide	78,239	2,631,960
		34,579,491
Consumer Staples — 3.45%
Core-Mark Holding	52,600	2,367,526
J & J Snack Foods	17,900	3,121,939
Performance Food Group †	43,500	2,109,315
Scotts Miracle-Gro	7,800	1,496,976
Spectrum Brands Holdings	37,400	3,180,496
		12,276,252
Energy — 5.14%
CNX Resources †	244,100	3,334,406
Delek US Holdings	78,300	1,692,846
Devon Energy	159,242	4,648,274
Dril-Quip †	35,300	1,194,199
Helix Energy Solutions Group †	221,900	1,267,049
Magnolia Oil & Gas Class A †	145,700	2,277,291
Patterson-UTI Energy	199,800	1,986,012
Renewable Energy Group †	30,100	1,876,434
		18,276,511
Financial Services — 27.57%
American Equity Investment Life Holding	127,400	4,117,568
Bank of NT Butterfield & Son	61,400	2,176,630
East West Bancorp	157,800	11,312,682
Essent Group	24,800	1,114,760
First Financial Bancorp	140,600	3,322,378
First Interstate BancSystem Class A	48,900	2,045,487
First Midwest Bancorp	13,271	263,164
FNB	422,500	5,209,425
Great Western Bancorp	117,900	3,865,941
Hancock Whitney	142,900	6,350,476
Hanover Insurance Group	32,700	4,435,428
Kemper	31,000	2,290,900
NBT Bancorp	33,000	1,187,010
Prosperity Bancshares	38,500	2,764,300
S&T Bancorp	48,400	1,514,920

NQ-Q2V [6/21] 8/21 (1751161)    1

Schedule of investments
Delaware Special Situations Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financial Services (continued)
Sandy Spring Bancorp	43,300	$1,910,829
Selective Insurance Group	61,400	4,982,610
Sterling Bancorp	112,300	2,783,917
Stifel Financial	123,700	8,023,182
Synovus Financial	90,400	3,966,752
Umpqua Holdings	262,900	4,850,505
Valley National Bancorp	355,400	4,773,022
Webster Financial	121,700	6,491,478
WesBanco	16,816	599,154
Western Alliance Bancorp	82,300	7,641,555
		97,994,073
Healthcare — 4.42%
Avanos Medical †	61,612	2,240,828
Integer Holdings †	38,258	3,603,904
Integra LifeSciences Holdings †	53,100	3,623,544
NuVasive †	11,028	747,478
Select Medical Holdings	68,800	2,907,488
Service Corp. International	48,100	2,577,679
		15,700,921
Real Estate Investment Trusts — 8.03%
Brandywine Realty Trust	230,200	3,156,042
Broadstone Net Lease	90,400	2,116,264
Independence Realty Trust	99,100	1,806,593
Kite Realty Group Trust	96,157	2,116,415
Lexington Realty Trust	259,500	3,101,025
Life Storage	31,800	3,413,730
National Health Investors	30,200	2,024,910
Outfront Media †	157,600	3,787,128
RPT Realty	148,500	1,927,530
Spirit Realty Capital	72,400	3,463,616
Summit Hotel Properties †	175,600	1,638,348
		28,551,601
Technology — 10.05%
Cirrus Logic †	36,700	3,123,904
Concentrix †	16,600	2,669,280
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Diodes †	24,900	$1,986,273
Flex †	250,841	4,482,529
NCR †	32,251	1,470,968
NetScout Systems †	63,500	1,812,290
ON Semiconductor †	99,500	3,808,860
SYNNEX	15,800	1,923,808
Teradyne	30,700	4,112,572
Tower Semiconductor †	113,800	3,349,134
TTM Technologies †	200,500	2,867,150
Viavi Solutions †	168,300	2,972,178
Vishay Intertechnology	49,900	1,125,245
		35,704,191
Transportation — 2.54%
Kirby †	39,500	2,395,280
Saia †	7,600	1,592,124
SkyWest †	34,700	1,494,529
Werner Enterprises	79,400	3,534,888
		9,016,821
Utilities — 3.05%
ALLETE	43,200	3,023,136
Black Hills	44,700	2,933,661
South Jersey Industries	87,700	2,274,061
Southwest Gas Holdings	39,600	2,621,124
		10,851,982
Total Common Stock (cost $265,034,607)		352,362,897

Total Value of Securities—99.14% (cost $265,034,607)		352,362,897
Receivables and Other Assets Net of Liabilities—0.86%		3,060,506
Net Assets Applicable to 12,612,160 Shares Outstanding—100.00%		$355,423,403
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

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